UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lansdowne Partners Limited Partnership

Address:  15 Davies Street
          London W1K 3AG
          England

13F File Number: 28-11089

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

By: Lansdowne Partners Limited
         as general partner

Name:    Paul M. Ruddock
Title:   Director
Phone:   44-20-7290-5500


Signature, Place and Date of Signing:

/s/ Paul M. Ruddock              London, England             November 13, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


List of Other Managers Reporting for this Manager:


NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       4

Form 13F Information Table Entry Total:  63

Form 13F Information Table Value Total: $1,067,956
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number      Name

1.       028-11977                 Lansdowne Macro Fund Ltd.
2.       028-11976                 Lansdowne Global Financials Fund Ltd.
3.       028-11978                 Lansdowne UK Equity Fund Ltd.
4.       028-11979                 Lansdowne European Equity Fund Ltd.

                            FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN  2        COLUMN 3       COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                                                               VALUE    SHRS OR   SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP          (X$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS SOLE  SHARED  NONE
ANHEUSER BUSCH COS INC              COM        035229103         78       1,562   SH           SOLE               x
ANHEUSER BUSCH COS INC              COM        035229103      5,421     108,438   SH          DEFINED       1     x
ARCELOR MITTAL                 NY REGISTRY SH  03937E101      9,176     117,100   SH           SOLE               x
ARCELOR MITTAL                 NY REGISTRY SH  03937E101     12,765     162,900   SH          DEFINED       4     x
BANCO BRADESCO S A             SP ADR PFD NEW  059460303     18,303     623,200   SH           SOLE               x
BANCOLOMBIA S A                SPON ADR PREF   05968L102     11,635     335,800   SH           SOLE               x
CENTRAL EUROPEAN DIST CORP          COM        153435102     51,628   1,077,611   SH           SOLE               x
CENTRAL EUROPEAN DIST CORP          COM        153435102     57,175   1,193,377   SH          DEFINED       4     x
CENTURYTEL INC                      COM        156700106         32         702   SH           SOLE               x
CENTURYTEL INC                      COM        156700106      2,292      49,598   SH          DEFINED       1     x
COMPANHIA VALE DO RIO DOCE     SPONSORED ADR   204412209      9,143     269,476   SH           SOLE               x
CVS CAREMARK CORPORATION            COM        126650100         35         894   SH           SOLE               x
CVS CAREMARK CORPORATION            COM        126650100      2,501      63,106   SH          DEFINED       1     x
DELL INC                            COM        24702R101         36       1,317   SH           SOLE               x
DELL INC                            COM        24702R101      2,566      92,983   SH          DEFINED       1     x
E M C CORP MASS                     COM        268648102         51       2,444   SH           SOLE               x
E M C CORP MASS                     COM        268648102      3,589     172,556   SH          DEFINED       1     x
FREEDOM ACQUISITION HLDGS IN        COM        35645F103     12,157   1,080,617   SH           SOLE               x
FREEDOM ACQUISITION HLDGS IN        COM        35645F103     43,328   3,851,372   SH          DEFINED       3     x
GENERAL ELECTRIC CO                 COM        369604103        157       3,794   SH           SOLE               x
GENERAL ELECTRIC CO                 COM        369604103     10,876     262,706   SH          DEFINED       1     x
GENESIS LEASE LTD                   ADR        37183T107        445      17,880   SH           SOLE               x
GENESIS LEASE LTD                   ADR        37183T107      3,287     132,120   SH          DEFINED       2     x
GFI GROUP INC                       COM        361652209     18,126     210,469   SH           SOLE               x
GFI GROUP INC                       COM        361652209     93,630   1,087,199   SH          DEFINED       2     x
GOLDMAN SACHS GROUP INC             COM        38141G104     48,812     225,209   SH           SOLE               x
GOLDMAN SACHS GROUP INC             COM        38141G104     62,754     289,537   SH          DEFINED       3     x
GOLDMAN SACHS GROUP INC             COM        38141G104    138,753     640,182   SH          DEFINED       2     x
HEINZ H J CO                        COM        423074103         34         726   SH           SOLE               x
HEINZ H J CO                        COM        423074103      2,369      51,274   SH          DEFINED       1     x
INTERCONTINENTALEXCHANGE INC        COM        45865V100     13,901      91,517   SH           SOLE               x
INTERCONTINENTALEXCHANGE INC        COM        45865V100     72,513     477,373   SH          DEFINED       2     x
ISHARES SILVER TRUST              ISHARES      46428Q109         97         710   SH           SOLE               x
ISHARES SILVER TRUST              ISHARES      46428Q109      6,731      49,290   SH          DEFINED       1     x
KRAFT FOODS INC                     CL A       50075N104         72       2,093   SH           SOLE               x
KRAFT FOODS INC                     CL A       50075N104      5,001     144,907   SH          DEFINED       1     x
MCG CAPITAL CORP                    COM        58047P107        129       8,940   SH           SOLE               x
MCG CAPITAL CORP                    COM        58047P107      2,262     157,221   SH          DEFINED       3     x
MERCK & CO INC                      COM        589331107         34         657   SH           SOLE               x
MERCK & CO INC                      COM        589331107      2,401      46,443   SH          DEFINED       1     x
MERRILL LYNCH & CO INC              COM        590188108        173       2,421   SH           SOLE               x
MERRILL LYNCH & CO INC              COM        590188108      3,035      42,579   SH          DEFINED       3     x
MORGAN STANLEY                    COM NEW      617446448     22,824     362,284   SH           SOLE               x
MORGAN STANLEY                    COM NEW      617446448    117,899   1,871,416   SH          DEFINED       2     x
NCR CORP NEW                        COM        62886E108         32         642   SH           SOLE               x
NCR CORP NEW                        COM        62886E108      2,259      45,358   SH          DEFINED       1     x
OIL SVC HOLDRS TR              DEPOSTRY RCPT   678002106        218       1,139   SH           SOLE               x
OIL SVC HOLDRS TR              DEPOSTRY RCPT   678002106     15,122      78,861   SH          DEFINED       1     x
PARTNERRE LTD                       COM        G6852T105     10,950     138,628   SH           SOLE               x
PARTNERRE LTD                       COM        G6852T105     57,321     725,672   SH          DEFINED       2     x
PEABODY ENERGY CORP                 COM        704549104         82       1,704   SH           SOLE               x
PEABODY ENERGY CORP                 COM        704549104      5,663     118,296   SH          DEFINED       1     x
ROCKWELL AUTOMATION INC             COM        773903109         35         503   SH           SOLE               x
ROCKWELL AUTOMATION INC             COM        773903109      2,467      35,497   SH          DEFINED       1     x
SEMICONDUCTOR HOLDRS TR           DEP RCPT     816636203        383       9,990   SH           SOLE               x
SEMICONDUCTOR HOLDRS TR           DEP RCPT     816636203     26,427     690,010   SH          DEFINED       1     x
STREETTRACKS GOLD TR              GOLD SHS     863307104        652       8,875   SH           SOLE               x
STREETTRACKS GOLD TR              GOLD SHS     863307104     45,291     616,125   SH          DEFINED       1     x
SUN MICROSYSTEMS INC                COM        866810104         38       6,702   SH           SOLE               x
SUN MICROSYSTEMS INC                COM        866810104      2,660     473,298   SH          DEFINED       1     x
PROSHARES TR                   ULTRASHT SP500  74347R883        272       5,371   SH           SOLE               x
PROSHARES TR                   ULTRASHT SP500  74347R883      5,048      99,629   SH          DEFINED       3     x
UNIBANCO-UNAIO DE BANCOS BRA   GDR REP PFD UT  90458E107     24,810     188,600   SH           SOLE               x


SK 02575 0001 824837